UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-08476

The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Multimedia Trust Inc.

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Lawrence J. Haverty, CFA Portfolio Manager BA, Wharton School MA, Graduate School of Arts and Sciences, University of Pennsylvania

To Our Shareholders

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Multimedia Trust Inc. (the “Fund”) was (3.0)%, compared with a total return of (1.3)% for the Morgan Stanley Capital International (“MSCI”) World Index. The total return for the Fund’s publicly traded shares was 3.2%. The Fund’s NAV per share was $8.85, while the price of the publicly traded shares closed at $9.27 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

	Average Annual Returns through March 31, 2018 (a) (Unaudited)					Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(11/15/94)
Gabelli Multimedia Trust Inc.
NAV Total Return (b)	(3.04)%	9.67%	10.71%	7.18%	9.25%	8.89%
Investment Total Return (c)	3.23	26.39	12.67	9.52	11.20	9.57
Standard & Poor’s 500 Index	(0.76)	13.99	13.31	9.49	10.10	9.94(d)
MSCI World Index	(1.34)	13.52	9.69	5.89	9.15	7.20(d)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 and MSCI World Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the MSCI World Index. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)   Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

(d) From November 30, 1994, the date closest to the Fund’s inception for which data are available.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.2%
	DISTRIBUTION COMPANIES — 54.4%
	Broadcasting — 8.6%
10,000	Asahi Broadcasting Corp.	$83,361
66,000	CBS Corp., Cl. A, Voting	3,410,880
6,400	Chubu-Nippon Broadcasting Co. Ltd.	52,930
16,000	Cogeco Inc.	850,576
2,000	Corus Entertainment Inc., OTC, Cl. B	9,320
13,000	Corus Entertainment Inc., Toronto, Cl. B	61,047
34,000	Discovery Inc., Cl. A†	728,620
170,000	Discovery Inc., Cl. C†	3,318,400
81,000	Grupo Radio Centro SAB de CV, Cl. A†	53,131
320,000	ITV plc	647,174
4,550	Lagardere SCA	129,886
11,500	Liberty Broadband Corp., Cl. A†	975,200
33,000	Liberty Broadband Corp., Cl. C†	2,827,770
28,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,150,800
73,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	2,982,050
68,566	Media Prima Berhad	6,825
50,000	MSG Networks Inc., Cl. A†	1,130,000
36,000	Nippon Television Holdings Inc.	626,249
4,650	NRJ Group†	49,320
170,000	Pandora Media Inc.†	855,100
3,000	RTL Group SA	248,059
61,000	Salem Media Group Inc.	219,600
68,000	Sinclair Broadcast Group Inc., Cl. A	2,128,400
17,000	TEGNA Inc.	193,630
45,000	Television Broadcasts Ltd.	149,080
23,000	Television Francaise 1	312,153
72,000	Tokyo Broadcasting System Holdings Inc.	1,511,658
240,000	TV Azteca SA de CV	34,191

		24,745,410

	Business Services — 1.7%
6,000	Cogint Inc.†	15,000
1,000	Convergys Corp.	22,620
33,000	Emerald Expositions Events Inc.	642,840
6,000	Impellam Group plc	46,720
2,000	Qumu Corp.†	3,520
17,700	S&P Global Inc.	3,381,762
19,000	Zayo Group Holdings Inc.†	649,040

		4,761,502

	Cable — 9.4%
40,000	Altice NV, Cl. A†	329,662
34,000	AMC Networks Inc., Cl. A†	1,757,800
800	Cable One Inc.	549,688
10,500	Charter Communications Inc., Cl. A†	3,267,810
36,500	Cogeco Communications Inc	1,998,455
164,000	Comcast Corp., Cl. A	5,603,880
15,000	Entercom Communications Corp., Cl. A	144,750

Shares		Market Value

32,931	Liberty Global plc, Cl. A†	$1,031,070
152,177	Liberty Global plc, Cl. C†	4,630,746
101,690	Rogers Communications Inc., New York, Cl. B	4,543,509
19,310	Rogers Communications Inc., Toronto, Cl. B	862,419
10,000	Shaw Communications Inc., New York, Cl. B	192,600
78,000	Shaw Communications Inc., Toronto, Cl. B	1,502,666
55,000	WideOpenWest Inc.†	393,250

		26,808,305

	Computer Software and Services — 0.2%
110,000	Groupon Inc.†	477,400

	Consumer Services — 2.2%
5,666	Cars.com Inc.†	160,518
11,000	H&R Block Inc.	279,510
16,000	IAC/InterActiveCorp.†	2,502,080
10,200	Liberty Expedia Holdings Inc., Cl. A†	400,656
106,075	Liberty Interactive Corp. QVC Group, Cl. A†	2,669,908
22,000	Liberty TripAdvisor Holdings Inc., Cl. A†	236,500

		6,249,172

	Diversified Industrial — 0.6%
16,000	Bouygues SA	801,467
3,000	Fortune Brands Home & Security Inc.	176,670
23,000	Jardine Strategic Holdings Ltd.	881,820
6,000	Malaysian Resources Corp. Bhd	1,505

		1,861,462

	Entertainment — 9.5%
50,000	Borussia Dortmund GmbH & Co. KGaA	314,688
55,000	Entertainment One Ltd.	216,833
28,000	Gogo Inc.†	241,640
247,000	Grupo Televisa SAB, ADR	3,942,120
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	227,300
87,020	Liberty Media Corp.- Liberty Braves, Cl. C†	1,985,796
10,750	Liberty Media Corp.- Liberty Formula One, Cl. A†	314,867
27,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	832,950
4,000	M6 Metropole Television SA	102,964
27,900	Naspers Ltd., Cl. N	6,815,106
1,000	Netflix Inc.†	295,350
59,373	Reading International Inc., Cl. A†	988,560
8,000	Reading International Inc., Cl. B†	200,200
5,000	Roku Inc.†	155,500
188,000	Sky plc	3,422,330
5,800	Sky plc, ADR	421,602
10,100	Take-Two Interactive Software Inc.†	987,578

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
24,000	The Madison Square Garden Co, Cl. A†	$5,899,200

		27,364,584

	Equipment — 1.4%
12,500	American Tower Corp., REIT	1,816,750
3,600	Amphenol Corp., Cl. A	310,068
55,000	Corning Inc.	1,533,400
200	Furukawa Electric Co. Ltd	10,563
7,500	QUALCOMM Inc.	415,575

		4,086,356

	Financial Services — 3.2%
30,000	Blackhawk Network Holdings Inc.†	1,341,000
15,000	Caribbean Investment Holdings Ltd.†	4,209
35,500	Kinnevik AB, Cl. A	1,292,486
46,000	Kinnevik AB, Cl. B	1,654,938
5,400	LendingTree Inc.†	1,772,010
40,000	PayPal Holdings Inc.†	3,034,800
14,000	Waterloo Investment Holdings Ltd.†(a)	700

		9,100,143

	Food and Beverage — 0.3%
7,000	Davide Campari-Milano SpA	52,971
2,994	Pernod Ricard SA	498,257
1,500	Remy Cointreau SA	213,729

		764,957

	Real Estate — 0.2%
15,000	Midway Investments(a)	105
35,000	Uniti Group Inc., REIT†	568,750

		568,855

	Retail — 0.5%
200	Amazon.com Inc.†	289,468
20,000	Bed Bath & Beyond Inc	419,800
7,000	Best Buy Co. Inc.	489,930
25,000	FTD Companies Inc.†	91,000
20,000	Mattel Inc.	263,000

		1,553,198

	Satellite — 3.0%
1,000	Asia Satellite Telecommunications Holdings Ltd.	886
114,000	DISH Network Corp., Cl. A†	4,319,460
28,900	EchoStar Corp., Cl. A†	1,525,053
33,000	Iridium Communications Inc.†	371,250
47,500	Loral Space & Communications Inc.†	1,978,375
250,000	PT Indosat Tbk	86,254
3,000	SKY Perfect JSAT Holdings Inc.	13,392
2,000	ViaSat Inc.†	131,440
30,000	Videocon d2h Ltd., ADR†	246,000

		8,672,110

Shares		Market Value

	Telecommunications: Long Distance — 0.9%
39,500	AT&T Inc.	$1,408,175
2,020	BCE Inc., New York	86,941
1,074	BCE Inc., Toronto.	46,216
200,000	Sprint Corp.†	976,000

		2,517,332

	Telecommunications: National — 4.9%
5,000	China Telecom Corp. Ltd., ADR	222,400
5,000	China Unicom Hong Kong Ltd., ADR†	64,150
61,000	Deutsche Telekom AG, ADR	999,790
20,000	Dycom Industries Inc.†	2,152,600
16,000	Elisa Oyj	723,899
3,605	Hellenic Telecommunications Organization SA	48,705
25,000	Inmarsat plc	127,006
11,874	Liberty Latin America Ltd., Cl. A†	230,949
34,016	Liberty Latin America Ltd., Cl. C†	649,365
1,000	Magyar Telekom Telecommunications plc, ADR	8,870
1,000	Maroc Telecom	16,180
10,000	Nippon Telegraph & Telephone Corp.	460,693
5,000	Oi SA, ADR†	4,836
200	Oi SA, Cl. C, ADR†	1,186
4,000	Orange SA, ADR.	68,320
22,000	PLDT Inc., ADR	624,140
6,000	PT Telekomunikasi Indonesia Persero Tbk, ADR	158,520
6,000	Rostelecom PJSC, ADR	42,242
26,000	Swisscom AG, ADR	1,287,910
10,000	Tele2 AB, Cl. B	119,943
6,000	Telecom Argentina SA, ADR	187,980
375,000	Telecom Italia SpA†	355,754
50,000	Telecom Italia SpA	41,614
17,500	Telefonica Brasil SA, ADR	268,800
118,026	Telefonica SA, ADR	1,164,917
145,000	Telekom Austria AG	1,380,935
55,000	Telesites SAB de CV†	43,171
15,172	Telia Co. AB	71,247
2,400	Telstra Corp. Ltd., ADR	28,944
100,000	VEON Ltd., ADR	264,000
48,000	Verizon Communications Inc.	2,295,360

		14,114,426

	Telecommunications: Regional — 2.8%
56,714	CenturyLink Inc.	931,811
20,000	Cincinnati Bell Inc.†	277,000
56,088	GCI Liberty Inc., Cl. A†	2,964,812
15,000	Ocelot Partners Ltd.†	143,625
80,000	Telephone & Data Systems Inc.	2,242,400
8,000	TELUS Corp., New York	281,280
32,000	TELUS Corp., Toronto	1,123,670

		7,964,598

	Wireless Communications — 5.0%
50,000	Altice USA Inc., Cl. A†	924,000

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Wireless Communications (Continued)
55,000	America Movil SAB de CV, Cl. L, ADR	$1,049,950
95,000	Global Telecom Holding SAE, GDR†	35,403
50,000	iPass Inc.†	19,000
240,000	Jasmine International PCL(a)	47,202
62,000	Millicom International Cellular SA, SDR	4,228,724
82,000	NTT DoCoMo Inc.	2,072,638
19,000	Orascom Telecom Media and Technology Holding SAE, GDR	3,800
52,000	ORBCOMM Inc.†	487,240
34,000	SK Telecom Co. Ltd., ADR	821,780
4,203	Tim Participacoes SA, ADR	91,079
41,000	T-Mobile US Inc.†	2,502,640
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	95,600
30,000	United States Cellular Corp.†	1,205,700
25,000	Vodafone Group plc, ADR	695,500

		14,280,256

	TOTAL DISTRIBUTION COMPANIES	155,890,066

	COPYRIGHT/CREATIVITY COMPANIES — 36.8%
	Business Services — 0.1%
10,000	Scientific Games Corp.†	416,000

	Business Services: Advertising — 1.7%
1,000	Boston Omaha Corp., Cl. A†	21,860
209,500	Clear Channel Outdoor Holdings Inc., Cl. A	1,026,550
1,300	Harte-Hanks Inc.†	11,986
10,057	JCDecaux SA	349,708
9,200	Lamar Advertising Co., Cl. A, REIT	585,672
27,000	National CineMedia Inc	140,130
1,500	Publicis Groupe SA	104,428
4,000	Ströeer SE & Co KGaA	279,312
10,000	Telaria Inc.†	37,600
96,000	The Interpublic Group of Companies Inc.	2,210,880

		4,768,126

	Computer Hardware — 1.6%
26,500	Apple Inc.	4,446,170

	Computer Software and Services — 10.4%
29,000	Activision Blizzard Inc.	1,956,340
4,000	Actua Corp.	4,600
5,500	Alphabet Inc., Cl. A†	5,704,270
1,300	Alphabet Inc., Cl. C†	1,341,327
11,000	Blucora Inc.†	270,600
3,581	CommerceHub Inc., Cl. A†	80,573
9,362	CommerceHub Inc., Cl. C†	210,551
75,000	comScore Inc.†	1,805,250
20,000	Dell Technologies Inc., Cl. V†	1,464,200
73,500	eBay Inc.†	2,957,640
51,500	Facebook Inc., Cl. A†	8,229,185

Shares		Market Value

8,000	GrubHub Inc.†	$811,760
115,000	Hewlett Packard Enterprise Co.	2,017,100
70,000	Internap Corp.†	770,000
10,000	InterXion Holding NV†	621,100
10,000	Microsoft Corp.	912,700
7,000	QTS Realty Trust Inc., Cl. A, REIT	253,540
800	Red Violet Inc.†	4,880
6,000	SoftBank Group Corp	440,167
1,000	Switch Inc., Cl. A	15,910

		29,871,693

	Consumer Products — 1.0%
2,200	Nintendo Co. Ltd.	964,729
34,000	Nintendo Co. Ltd., ADR	1,887,340

		2,852,069

	Consumer Services — 0.0%
224	Liq Participacoes SA†	303
5,000	XO Group Inc.†	103,750

		104,053

	Electronics — 4.0%
2,000	IMAX Corp.†	38,400
6,000	Intel Corp.	312,480
3,440	Koninklijke Philips NV	131,786
45,000	Micro Focus International plc, ADR	631,800
212,000	Sony Corp., ADR	10,248,080

		11,362,546

	Entertainment — 7.8%
6,000	Ascent Capital Group Inc., Cl. A†	22,080
50,000	Entravision Communications Corp., Cl. A	235,000
79,200	GMM Grammy Public Co. Ltd.†	23,175
5,000	Lions Gate Entertainment Corp., Cl. A	129,150
36,000	Lions Gate Entertainment Corp., Cl. B	866,880
23,000	Live Nation Entertainment Inc.†	969,220
1,500	RLJ Entertainment Inc.†	6,690
17,000	STV Group plc	77,039
8,000	The Walt Disney Co.	803,520
38,000	Time Warner Inc.	3,594,040
116,000	Twenty-First Century Fox Inc., Cl. A	4,256,040
90,000	Twenty-First Century Fox Inc., Cl. B	3,273,300
14,544	UBM plc	191,401
62,000	Universal Entertainment Corp.	2,837,649
53,000	Viacom Inc., Cl. A	2,098,800
35,000	Viacom Inc., Cl. B	1,087,100
58,000	Vivendi SA	1,498,690
8,000	World Wrestling Entertainment Inc., Cl. A	288,080

		22,257,854

	Hotels and Gaming — 7.5%
102,000	Boyd Gaming Corp.	3,249,720
600	Churchill Downs Inc.	146,430
12,000	Golden Entertainment Inc.†	278,760

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Hotels and Gaming (Continued)
4,200	Greek Organization of Football Prognostics SA	$48,010
38,197	ILG Inc.	1,188,309
48,000	International Game Technology plc	1,283,040
120,000	Ladbrokes Coral Group plc	282,844
27,000	Las Vegas Sands Corp.	1,941,300
156,250	Mandarin Oriental International Ltd.	373,438
32,000	Melco Crown Entertainment Ltd., ADR	927,360
22,000	MGM China Holdings Ltd.	56,765
15,000	MGM Resorts International	525,300
4,000	Penn National Gaming Inc.†	105,040
76,000	Ryman Hospitality Properties Inc., REIT	5,886,200
29,000	Wynn Resorts Ltd.	5,288,440

		21,580,956

	Publishing — 2.4%
17,000	AH Belo Corp., Cl. A	87,550
20,000	Arnoldo Mondadori Editore SpA†	41,934
974,000	Bangkok Post plc†	91,264
800	Graham Holdings Co., Cl. B	481,800
3,000	Il Sole 24 Ore SpA†	2,547
800	John Wiley & Sons Inc., Cl. B	50,944
11,000	Meredith Corp.	591,800
5,263	Nation International Edutainment Public Co. Ltd.†	252
1,000,000	Nation Multimedia Group Public Co. Ltd.†	12,152
28,000	News Corp., Cl. A.	442,400
60,000	News Corp., Cl. B.	966,000
8,000	Nielsen Holdings plc	254,320
6,779	Novus Holdings Ltd.	2,623
1,000	Scholastic Corp.	38,840
247,000	Singapore Press Holdings Ltd.	474,728
600	Spir Communication†(a)	1,303
11,000	Telegraaf Media Groep NV†(a)	81,210
76,054	The E.W. Scripps Co., Cl. A	911,887
56,000	Tribune Media Co., Cl. A	2,268,560
2,200	Wolters Kluwer NV	116,915

		6,919,029

	Real Estate — 0.2%
1,000	Equinix Inc., REIT	418,140
5,000	Outfront Media Inc.,, REIT	93,700

		511,840

	Semiconductors — 0.1%
3,000	Microsemi Corp.†	194,160

	TOTAL COPYRIGHT/CREATIVITY COMPANIES	105,284,496

	TOTAL COMMON STOCKS	261,174,562

Shares		Market Value

	CLOSED-END FUNDS — 3.9%
150,500	Altaba Inc.†	$11,143,020

	PREFERRED STOCKS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Telecommunications: Regional — 0.0%
5,500	GCI Liberty Inc., Ser. A, 5.000%	128,425

	RIGHTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Broadcasting — 0.0%
14,000	Media General Inc., CVR†(a)	0

	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
1,000	Malaysian Resources Corp. Bhd, expire 09/16/18†	5
600	Malaysian Resources Corp. Bhd, expire 10/29/27†	52

		57

	Telecommunications — 0.0%
117,647	Jasmine International PCL, expire 07/05/20†	10,685

	TOTAL WARRANTS.	10,742

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.9%
$14,138,000	U.S. Treasury Bills, 1.248% to 1.742%††, 04/19/18 to 07/19/18	14,086,451

	TOTAL INVESTMENTS — 100.0%
	(Cost $204,413,176)	$286,543,200

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

North America	74.2%	$212,522,973
Europe	11.7	33,674,871
Japan	7.4	21,209,448
Latin America	3.2	9,209,864
South Africa	2.4	6,817,729
Asia/Pacific	1.1	3,069,112
Africa/Middle East	0.0*	39,203

Total Investments	100.0%	$286,543,200

*	Amount represents less than 0.05%.

See accompanying notes to schedule of investments.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Copyright/Creativity Companies
Hotels and Gaming	$ 21,298,112	$ 282,844	—	$ 21,580,956
Publishing	6,733,100	103,416	$ 82,513	6,919,029
Other Industries (a)	76,784,511	—	—	76,784,511
Distribution Companies
Broadcasting	24,692,279	53,131	—	24,745,410
Entertainment	27,164,384	200,200	—	27,364,584
Financial Services	9,099,443	—	700	9,100,143
Real Estate	568,750	—	105	568,855
Telecommunications: National	14,072,184	42,242	—	14,114,426
Telecommunications: Regional	7,820,973	143,625	—	7,964,598
Wireless Communications	14,233,054	—	47,202	14,280,256
Other Industries (a)	57,751,794	—	—	57,751,794
Total Common Stocks	260,218,584	825,458	130,520	261,174,562
Closed-End Funds	11,143,020	—	—	11,143,020
Preferred Stocks (a)	128,425	—	—	128,425
Rights (a)	—	—	0	0
Warrants (a)	10,742	—	—	10,742
U.S. Government Obligations	—	14,086,451	—	14,086,451
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$271,500,771	$14,911,909	$130,520	$286,543,200

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions.

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 6 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established

The Gabelli Multimedia Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Lawrence J. Haverty, Jr., CFA, joined GAMCO Investors, Inc. in 2005 and currently is a portfolio manager of Gabelli Funds, LLC and the Fund. Mr. Haverty was previously a managing director for consumer discretionary research at State Street Research, the Boston based subsidiary of Metropolitan Life Insurance Company. He holds a BS from the Wharton School and a MA from the Graduate School of Arts and Sciences at the University of Pennsylvania where he was a Ford Foundation Fellow.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC.
One Corporate Center
Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com

GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Christopher J. Marangi

Managing Director,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGT Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Multimedia Trust Inc.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*    /s/ John C. Ball

John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.